Debt, revolving credit facilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revolving credit
Subordination agreement description		In connection with U.S. Cellular’s revolving credit facility, TDS and U.S. Cellular entered into a subordination agreement dated December 17, 2010 together with the administrative agent for the lenders under U.S. Cellular’s revolving credit agreement. Pursuant to this subordination agreement, (a) any consolidated funded indebtedness from U.S. Cellular to TDS will be unsecured and (b) any (i) consolidated funded indebtedness from U.S. Cellular to TDS (other than “refinancing indebtedness” as defined in the subordination agreement) in excess of $105 million and (ii) refinancing indebtedness in excess of $250 million will be subordinated and made junior in right of payment to the prior payment in full of obligations to the lenders under U.S. Cellular’s revolving credit agreement. As of December 31, 2015, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the revolving credit agreement pursuant to the subordination agreement.
Revolving credit facility, terms of agreement		In July 2014, TDS and U.S. Cellular entered into amendments to the revolving credit facilities agreements which increased the Consolidated Leverage Ratio (the ratio of Consolidated Funded Indebtedness to Consolidated Earnings before interest, taxes, depreciation and amortization) that the companies are required to maintain. Beginning July 1, 2014, TDS and U.S. Cellular are required to maintain the Consolidated Leverage Ratio at a level not to exceed 3.75 to 1.00 for the period of the four fiscal quarters most recently ended (this was 3.00 to 1.00 prior to July 1, 2014). The terms of the amendment decrease the maximum permitted Consolidated Leverage Ratio beginning January 1, 2016 from 3.75 to 3.50, with further decreases effective July 1, 2016 and January 1, 2017 (and will return to 3.00 to 1.00 at that time). For the twelve months ended December 31, 2015, the actual Consolidated Leverage Ratio was 2.25 to 1.00. Future changes in TDS’ and U.S. Cellular’s financial condition could negatively impact their ability to meet the financial covenants and requirements in their revolving credit facilities agreements. TDS also has certain other non-material credit facilities from time to time.
TDS Revolving credit facility
Revolving credit
Debt issuance cost		$ 3.6
TDS Revolving credit facility | TDS Parent Company
Revolving credit
Maximum borrowing capacity		400.0
Letters of credit outstanding		0.6
Amount available for use		$ 399.4
Illustrative borrowing rate: One-month London InterBank Offered Rate ("LIBOR") plus contractual spread	[1]	2.18%
Illustrative LIBOR rate		0.43%
Contractual spread		1.75%
Commitment fees on amount available for use	[2]	0.30%
Fees incurred as a percent of Maximum borrowing capacity for 2015		0.33%
Fees incurred, amount		$ 1.3	$ 0.9	$ 0.9
Agreement date		Dec. 17, 2010
Maturity date		Dec. 17, 2017
U.S. Cellular Revolving credit facility
Revolving credit
Subordination agreement description		In connection with U.S. Cellular’s revolving credit facility, TDS and U.S. Cellular entered into a subordination agreement dated December 17, 2010 together with the administrative agent for the lenders under U.S. Cellular’s revolving credit agreement. Pursuant to this subordination agreement, (a) any consolidated funded indebtedness from U.S. Cellular to TDS will be unsecured and (b) any (i) consolidated funded indebtedness from U.S. Cellular to TDS (other than “refinancing indebtedness” as defined in the subordination agreement) in excess of $105 million and (ii) refinancing indebtedness in excess of $250 million will be subordinated and made junior in right of payment to the prior payment in full of obligations to the lenders under U.S. Cellular’s revolving credit agreement. As of December 31, 2015, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the revolving credit agreement pursuant to the subordination agreement.
U.S. Cellular Revolving credit facility | U.S. Cellular
Revolving credit
Maximum borrowing capacity		$ 300.0
Letters of credit outstanding		17.5
Amount available for use		$ 282.5
Illustrative borrowing rate: One-month London InterBank Offered Rate ("LIBOR") plus contractual spread	[1]	2.18%
Illustrative LIBOR rate		0.43%
Contractual spread		1.75%
Commitment fees on amount available for use	[2]	0.30%
Fees incurred as a percent of Maximum borrowing capacity for 2015		0.29%
Fees incurred, amount		$ 0.9	$ 3.0	$ 0.8
Agreement date		Dec. 17, 2010
Maturity date		Dec. 17, 2017

[1]	Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on TDS' or U.S. Cellular’s credit rating or, at TDS' or U.S. Cellular’s option, an alternate “Base Rate” as defined in the revolving credit agreement. TDS and U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by TDS or U.S. Cellular and approved by the lenders).
[2]	The revolving credit facility has commitment fees based on the unsecured senior debt ratings assigned to TDS and U.S. Cellular by certain ratings agencies.